Segment Information (Tables)	6 Months Ended
Jun. 30, 2025
Segment Information [Abstract]
Schedule of Operating Segment	The following table presents the significant revenue and expense categories in the Group’s single operating segment:
	For the six months ended June 30,
	2025	2024	2023
	(Unaudited)	(Unaudited)	(Unaudited)
Revenue	$4,387,569	$7,925,428	$11,513,886
Cost of revenue	(4,212,332)	(7,384,144)	(10,603,368)
Selling and marketing expenses	(38,863)	(33,445)	(58,309)
General and administrative expenses	(658,888)	(626,536)	(387,478)
Other segment expenses	(40,633)	(99,426)	(193,153)
Net (loss) income of single operating segment	$(563,147)	$(218,123)	$271,578